Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
State tax loss carryforwards	$ 6,839	$ 0
Share issuance costs	6,662	4,662
Lease accruals and reserves	5,747	4,827
Tax loss carryforwards	4,283	4,936
SR&ED expenditure carryforwards	3,486	3,363
Temporary differences on capital and intangible assets	3,236	2,596
Investment tax credits	3,046	2,766
Stock based compensation expense	237	689
Total deferred tax assets	33,536	23,839
Valuation allowance	(31,653)	(22,436)
Total deferred tax assets	1,883	1,403
Deferred tax liabilities
Capitalized software development costs	3,271	1,403
Total deferred tax liabilities	3,271	1,403
Net deferred tax liability	$ 1,388	$ 0